Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2022
Lease Liabilities [Abstract]
Summary of Lease Liabilities
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Non-current liabilities
Lease liabilities	1,194,027	868,536
Current liabilities
Lease liabilities	344,781	260,429

Summary of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Depreciation on rights-of-use assets	406,679	115,931	-
Interest on lease liabilities	69,424	24,756	-